Business Combinations	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Business Combinations

 Note 25 | Business combinations

	Casa do Adubo S.A. (“Casa do Adubo”)	Other Acquisitions
Acquisition date	October 1, 2022	Various
Purchase price, net of cash and cash equivalents acquired, and amounts held in escrow	$268 On the acquisition date, we acquired 100% of the issued and outstanding Casa do Adubo stock.	$153 (preliminary) (2022 – $176)
Goodwill and expected benefits of acquisitions	$ 184 – Goodwill was fully impaired as part of the impairment recorded to the Retail – South America group of CGUs (Note 14).	$ 126 (preliminary) (2022 – $ 55 )
The expected benefits of the acquisitions resulting in goodwill include:
  synergies from expected reduction in operating costs
  wider distribution channel for selling products of acquired businesses a larger assembled workforce
  potential increase in customer base
  enhanced ability to innovate

Description

An agriculture retailer in Brazil with 39 retail locations and 10 distribution centers. This acquisition is aligned with our disciplined approach to capital allocation and sustainability commitments, as we continue to expand our presence in Brazil.

2023 – 23 Retail locations related to various agricultural services (2022 – 43 Retail locations related to various agricultural services and one wholesale warehouse location)

We allocated the following values to the acquired assets and assumed liabilities based upon fair values at their respective acquisition date:

	2023	2022
	Other Acquisitions[1]	Casa do Adubo Final Fair Value		Other Acquisitions[1]
Current assets	17	275	[2]	116
Goodwill	126	184		55
Other non-current assets	(2)	133		131
Total assets	141	592		302
Current liabilities	20	160		74
Other non-current liabilities	2	116		42
Total liabilities	22	276		116
Non-controlling interest	(8)	‐		‐
Total consideration	127	316		186
Amounts held in escrow	26	(48)		(10)
Total consideration, net of cash and cash equivalents acquired, and amounts held in escrow	153	268		176

1  Includes preliminary values for current year acquisitions and finalization of measurement period adjustments for prior year acquisitions.

2  Includes receivables from customers with gross contractual amounts of $169.

We have completed our assessment of identifying and measuring all the assets acquired and liabilities assumed relating to our Casa do Adubo acquisition. This assessment included a thorough review of all internal and external sources of information available on circumstances that existed at the acquisition date, engagement of independent valuation experts, and final agreement of the purchase price with no material changes from the preliminary fair value as disclosed in the 2022 annual consolidated financial statements. For certain other acquisitions, we finalized the purchase price with no material change to the fair values disclosed in prior periods. Refer to Note 30 for details of our valuation technique and judgments applied.